Cover	May 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Royal Caribbean Cruises Ltd. (the “Company”) is filing this Form 8-K/A to amend and restate the disclosure originally included in the Form 8-K filed by the Company on May 11, 2020 under the heading “Item 8.01 Other Events—Risk Factor Update”. The below risk factor was corrected to remove incorrect language, including language that was inadvertently based on the disclosure in another company’s filing and was not prepared for, and is not applicable to, the Company.
Document Period End Date	May 06, 2020
Entity File Number	1-11884
Entity Registrant Name	ROYAL CARIBBEAN CRUISES LTD.
Entity Central Index Key	0000884887
Entity Tax Identification Number	98-0081645
Entity Incorporation, State or Country Code	N0
Entity Address, Address Line One	1050 Caribbean Way
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	305
Local Phone Number	539-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false